COMMON STOCK - PAR VALUE (Details) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, number of shares, par value and other disclosures
Common stock, authorized	100,000,000	100,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, issued	34,234,580	32,044,087	27,555,948
Common stock, outstanding	34,234,580	32,044,087	27,555,948